Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Significant Subsidiaries

As of September 30, 2025, the Group’s significant subsidiaries was comprised of the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Alpha Mind Technology Limited (“Alpha Mind BVI”)	April 17, 2023	BVI	100%	Holding
Alpha Mind Technology Limited (“Alpha Mind HK”)	October 19, 2021	Hong Kong	100%	Holding
Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (“Alpha Mind WFOE”)	August 2, 2019	PRC	100%	WFOE
Huaming Insurance			100%	Insurance agency and
	March 7, 2014	PRC	VIE of Alpha Mind WFOE	insurance technology businesses
Huaming Yunbao			100%	Insurance agency and
	May 8, 2015	PRC	VIE of Alpha Mind WFOE	insurance technology businesses
XH TEC, INC	December 13, 2024	BVI	100%	Holding
Topone Consultants Limited (“Topone”)	February 21, 1995	Hong Kong	100%	Holding